Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2025	Sep. 30, 2025	Jul. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 28, 2024	Dec. 31, 2023	Dec. 01, 2023	May 16, 2023	May 15, 2023	Dec. 31, 2022
Common stock, par value		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized		200,000,000		200,000,000		200,000,000	200,000,000	80,000,000
Common stock, shares issued		7,435,756		1,843,852			1,121,738
Common stock, shares outstanding		7,435,756		1,843,852			1,121,738
Preferred stock, shares authorized				1,000,000		1,000,000		1,000,000
Preferred stock, par value				$ 0.0001				$ 0.0001
Preferred stock, shares issued		0		0			0
Preferred stock, shares outstanding
M2i Global Inc [Member]
Common stock, par value	$ 0.001		$ 0.0001		$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000				1,000,000,000				1,000,000,000	75,000,000
Common stock, shares issued	712,645,059				581,704,525
Common stock, shares outstanding	712,645,059				581,704,525
Preferred stock, shares authorized	100,000				100,000
Preferred stock, par value	$ 0.001				$ 0.001
Preferred stock, shares issued	100,000				100,000
Preferred stock, shares outstanding	100,000				100,000